Software Development Costs, net	3 Months Ended
Mar. 31, 2023
Software Development Costs Net
Software Development Costs, net

NOTE 6 – Software Development Costs, net

Capitalized software development costs consisted of the following (in thousands):

	Successor	Predecessor
	March 31, 2023	December 31, 2022
Capitalized software development costs	$-	$2,680
Accumulated amortization	-	(2,193)
Software development costs, net	-	487

Amortization expense for capitalized software development costs was approximately $209 thousand and $113 thousand for the period ended March 14, 2023 (Predecessor) and the three months ended March 31, 2022 (Predecessor). There was no amortization expense for capitalized software development costs for the period ended March 31, 2023 (Successor).